Document and Entity Information Document	Dec. 09, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 09, 2025
Entity Registrant Name	Axon Enterprise, Inc.
Entity Central Index Key	0001069183
Amendment Flag	true
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16391
Entity Tax Identification Number	86-0741227
Entity Address, Address Line One	17800 N. 85th St.
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85255
City Area Code	480
Local Phone Number	991-0797
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 Par Value
Trading Symbol	AXON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed by Axon Enterprise, Inc. (the “Company”) with the Securities and Exchange Commission on December 10, 2025 (the “Original 8-K”). This Form 8-K/A is being filed solely for the purpose of updating the disclosure under Item 3.02 and Item 8.01 of the Original 8-K.